Condensed Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 4,951,631	$ 6,777,052	$ 3,869,043
Prepaid research and development	743,194	536,916	505,960
Prepaid expenses and other current assets	240,382	359,499	317,547
Total Current Assets	5,935,207	7,673,467	4,692,550
Intangible assets, net	6,029	6,170	6,735
Total Other Assets	6,029	6,170	6,735
Total Assets	5,941,236	7,679,637	4,699,285
Current Liabilities:
Accounts payable	196,382	190,204	99,671
Accrued expenses	193,447	348,847	158,303
Total Current Liabilities	389,829	539,051	257,974
Commitments and contingencies
Stockholders' Equity
Preferred Stock, 5,000,000 shares authorized with a par value of $0.001 per share, 0 shares outstanding at December 31, 2019 and 2018
Common Stock, 50,000,000 shares authorized with a par value of $0.001 per share, 10,368,352 and 6,862,499 shares issued and outstanding at December 31, 2019 and 2018, respectively	10,629	10,368	6,863
Additional paid in capital	28,444,390	27,757,017	16,469,818
Accumulated deficit	(22,903,612)	(20,626,799)	(12,035,370)
Total Stockholders' Equity	5,551,407	7,140,586	4,441,311
Total Liabilities and Stockholders' Equity	$ 5,941,236	$ 7,679,637	$ 4,699,285